SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($) vessel $ / shares shares	Mar. 31, 2015 USD ($)	Mar. 31, 2017 shares	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jan. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2016 tanker	Dec. 31, 2013 shares
Subsequent Event [Line Items]
Share capital, shares outstanding (in shares) | shares							781,937,649	635,205,000		169,809,324		635,205,000
Number of vessels owned, Suezmax tankers						10					6
Number of Vessels Owned, Product Tankers | vessel						11
Total purchase price consideration			$ 100,000		$ 137,500
Gain (Loss) on Contract Termination						$ 89	$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid | $ / shares		$ 0.15
VLCC Vessels [Member]
Subsequent Event [Line Items]
Gain (Loss) on Contract Termination						$ 2,800
VLCC Vessels [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of newbuilding contracts purchased | vessel		2
Total purchase price consideration		$ 77,500
Front Century [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Contract Termination	$ 20,300
Term Loan Facility, $321.6 million [Member] | Long-term Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 321,600
Term of debt		15 years
Term Loan Facility, $321.6 million [Member] | Loans Payable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of part-financed vessels | vessel		8
Term Loan Facility, $321.6 million [Member] | Loans Payable [Member] | Suazmax Tankers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels owned, Suezmax tankers | vessel		4
Term Loan Facility, $321.6 million [Member] | Loans Payable [Member] | LR2 tanker [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Vessels Owned, Product Tankers | vessel		4
DHT [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
stock for stock ratio | shares		0.80		0.725
DHT acquired shares | shares									15,356,009
Ownership percentage									16.40%
Share capital, shares outstanding (in shares) | shares									93,366,062